Supplemental Information Related to Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash paid during the year:
Interest	¥ 2,009	¥ 1,433	¥ 1,741
Income taxes	36,617	26,112	34,889
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	489	1,547	804
Acquisitions of businesses:
Fair value of assets acquired	31,498	27,329	85,003
Fair value of liabilities assumed	(11,803)	(4,793)	(45,621)
Cash acquired	(3,720)	(4,003)	(3,928)
Total	¥ 15,975	¥ 18,533	¥ 35,454